Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund
Institutional Class Ticker: MXTFX
Investor Class Ticker: MXLSX
(the "Fund")

Supplement dated July 24, 2020 to the Prospectus, Summary
Prospectus and Statement of Additional Information ("SAI") for the
Fund, each dated April 29, 2020, as supplemented.

At meetings held on June 10-11, 2020 ("the Meetings") the Board of Directors of Great-West Funds, Inc. ("Great- West Funds"), including a majority of its directors who are not "interested persons" of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the "Board"), approved the following to occur on or about October 23, 2020 (the "Effective Date"):

1.A name change for the Fund from the "Great-West Loomis Sayles Small Cap Value Fund" to the "Great- West Small Cap Value Fund";

2.The addition of Hotchkis & Wiley Capital Management, LLC ("Hotchkis & Wiley") as an additional sub- adviser to the Fund alongside the Fund's current sub-adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"); and

Accordingly, on the Effective Date the Fund's name will change as reflected below in the Prospectus, Summary Prospectus and SAI:

Current Name	New Name
Great-West Loomis Sayles Small Cap Value Fund	Great-West Small Cap Value Fund

Additionally, on the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

In the section entitled "Principal Investment Strategies" on page 1 of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that, at the time of purchase, fall within the capitalization range of the Russell 2000® Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index. As of December 31, 2019, this range was $13 million to $8.3 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell securities of that company.

The Fund seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio managers believe are under-valued in the market and have favorable prospects for recovery. Stocks may be under- valued due to negative investor sentiment, short-term fundamental problems, or investor misperceptions.

The Fund's investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC ("Hotchkis & Wiley") and Loomis, Sayles & Company, L.P. ("Loomis Sayles") (each, a "Sub-Adviser," and collectively, the "Sub-Advisers"). Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. Loomis Sayles seeks to identify securities of smaller companies, which fall within the range of the Russell 2000® Index at the time of purchase, that it believes are undervalued by the market. Loomis Sayles analyzes fundamental trends across the various industries in the sectors and uses this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector.

Great-West Capital Management, LLC ("GWCM") maintains a strategic asset allocation of the Fund's assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 35% allocation of the Fund's assets to Hotchkis & Wiley and a 65% allocation of the Fund's assets to Loomis Sayles. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.

In the section entitled "Principal Investment Risks" on page 2 of the Prospectus and Summary Prospectus, the following risk is being added:

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub- Advisers' security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.

Great-West Loomis Sayles Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Small Cap Value Fund
Institutional Class Ticker: MXTFX
Investor Class Ticker: MXLSX
(the "Fund")

Supplement dated July 24, 2020 to the Prospectus, Summary
Prospectus and Statement of Additional Information ("SAI") for the
Fund, each dated April 29, 2020, as supplemented.

At meetings held on June 10-11, 2020 ("the Meetings") the Board of Directors of Great-West Funds, Inc. ("Great- West Funds"), including a majority of its directors who are not "interested persons" of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended) (the "Board"), approved the following to occur on or about October 23, 2020 (the "Effective Date"):

1.A name change for the Fund from the "Great-West Loomis Sayles Small Cap Value Fund" to the "Great- West Small Cap Value Fund";

2.The addition of Hotchkis & Wiley Capital Management, LLC ("Hotchkis & Wiley") as an additional sub- adviser to the Fund alongside the Fund's current sub-adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"); and

Accordingly, on the Effective Date the Fund's name will change as reflected below in the Prospectus, Summary Prospectus and SAI:

Current Name	New Name
Great-West Loomis Sayles Small Cap Value Fund	Great-West Small Cap Value Fund

Additionally, on the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

In the section entitled "Principal Investment Strategies" on page 1 of the Prospectus and Summary Prospectus, the section is hereby deleted in its entirety and replaced with the following:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that, at the time of purchase, fall within the capitalization range of the Russell 2000® Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000® Index. As of December 31, 2019, this range was $13 million to $8.3 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell securities of that company.

The Fund seeks to build a core small-cap portfolio of common stocks of solid companies that the portfolio managers believe are under-valued in the market and have favorable prospects for recovery. Stocks may be under- valued due to negative investor sentiment, short-term fundamental problems, or investor misperceptions.

The Fund's investment portfolio is managed by two sub-advisers: Hotchkis & Wiley Capital Management, LLC ("Hotchkis & Wiley") and Loomis, Sayles & Company, L.P. ("Loomis Sayles") (each, a "Sub-Adviser," and collectively, the "Sub-Advisers"). Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. Loomis Sayles seeks to identify securities of smaller companies, which fall within the range of the Russell 2000® Index at the time of purchase, that it believes are undervalued by the market. Loomis Sayles analyzes fundamental trends across the various industries in the sectors and uses this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector.

Great-West Capital Management, LLC ("GWCM") maintains a strategic asset allocation of the Fund's assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 35% allocation of the Fund's assets to Hotchkis & Wiley and a 65% allocation of the Fund's assets to Loomis Sayles. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.

In the section entitled "Principal Investment Risks" on page 2 of the Prospectus and Summary Prospectus, the following risk is being added:

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub- Advisers' security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.